Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 80,653,398	$ 77,202,843
Trade and other receivables	6,156,300	4,506,741
Other current assets	193,265	130,589
Claims receivable	55,475	55,475
Inventories	3,891,147	1,979,683
Advances and prepayments	733,212	1,409,418
Restricted cash	0	659,137
Fair value of derivatives	387,608	0
Assets held for sale	0	34,879,925
Total current assets	92,070,405	120,823,811
Non current assets
Advances for vessels' acquisitions	0	23,414,570
Operating lease right-of-use assets	0	99,379
Vessels, net	608,214,416	504,295,083
Other receivables	370,053	48,040
Restricted cash	3,867,752	5,893,721
Investments in joint ventures	27,717,238	39,671,603
Deferred finance charges	0	1,105,790
Fair value of derivatives	0	1,858,677
Total non current assets	640,169,459	576,386,863
Total assets	732,239,864	697,210,674
Current liabilities
Payable to related parties	388,130	955,567
Trade accounts payable	10,994,434	9,953,137
Accrued and other liabilities	4,922,587	5,681,144
Operating lease liabilities	0	71,173
Deferred income	4,304,667	5,386,126
Current portion of long-term debt	23,333,814	16,624,473
Total current liabilities	$ 43,943,632	$ 38,671,620
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Non current liabilities
Operating lease liabilities	$ 0	$ 28,206
Deferred income	213,563	1,928,712
Long-term debt	61,555,855	106,918,176
Total non current liabilities	61,769,418	108,875,094
Total liabilities	105,713,050	147,546,713
Commitments and contingencies
Stockholders' equity
Capital stock, 5,000,000 preferred shares authorized and zero outstanding with a par value of $0.01 per share, 100,000,000 common shares authorized, 45,343,428 shares issued and 36,142,326 shares outstanding at December 31, 2023 and 37,041,373 shares issued and outstanding at December 31, 2024 with a par value of $0.01 per share	370,414	453,434
Treasury stock, 9,201,102 at December 31, 2023 and nil at December 31, 2024 with a par value of $0.01 per share	0	(44,453,836)
Additional paid-in capital	409,912,934	446,938,868
Retained earnings	215,855,858	145,993,681
Accumulated other comprehensive income	387,608	731,814
Total stockholders' equity	626,526,814	549,663,961
Total liabilities and stockholders' equity	$ 732,239,864	$ 697,210,674